Sales - Trade receivables - Impairment (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of operating segments [line items]
Net addition with impact on income statement	€ (383)
Increases of trade receivables depreciation	(144)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Increases of trade receivables depreciation	€ (129)